UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Jun. 30, 2024 CNY (¥) shares	Jun. 30, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 $ / shares
Total current liabilities	¥ 421,819	$ 58,044	¥ 458,790
Total non-current liabilities	84,601	11,641	67,868
VIE
Total current liabilities	420,067	57,803	446,146
Total non-current liabilities	¥ 84,344	$ 11,605	¥ 68,140
Class A ordinary shares
Ordinary shares par or stated value per share | $ / shares		$ 0.0001		$ 0.0001
Ordinary shares authorized	300,000,000	300,000,000	300,000,000
Ordinary shares issued	96,785,263	96,785,263	55,379,583
Ordinary shares outstanding	96,785,263	96,785,263	55,379,583
Class B ordinary shares
Ordinary shares authorized	6,296,630	6,296,630	6,296,630
Ordinary shares issued	6,296,630	6,296,630	6,296,630
Ordinary shares outstanding	6,296,630	6,296,630	6,296,630
Undesignated ordinary shares
Ordinary shares authorized	193,703,370	193,703,370	193,703,370
Ordinary shares issued	0	0	0
Ordinary shares outstanding	0	0	0